Schedule of Investments (unaudited)	iShares® Core S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)(a)	4,321,776	$1,035,324,659
General Dynamics Corp.	1,799,590	338,790,813
Howmet Aerospace Inc.(a)	3,134,052	108,030,773
Huntington Ingalls Industries Inc.	322,727	68,014,715
L3Harris Technologies Inc.	1,619,343	350,020,990
Lockheed Martin Corp.	1,922,843	727,507,649
Northrop Grumman Corp.	1,176,855	427,704,413
Raytheon Technologies Corp.	11,909,535	1,016,002,431
Teledyne Technologies Inc.(a)	364,981	152,864,992
Textron Inc.(b)	1,754,346	120,646,374
TransDigm Group Inc.(a)	432,773	280,129,635
		4,625,037,444
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	1,025,165	96,027,206
Expeditors International of Washington Inc.	1,346,274	170,438,288
FedEx Corp.	1,919,170	572,545,986
United Parcel Service Inc., Class B	5,686,542	1,182,630,140
		2,021,641,620
Airlines — 0.3%
Alaska Air Group Inc.(a)	1,014,564	61,188,355
American Airlines Group Inc.(a)	5,039,478	106,887,328
Delta Air Lines Inc.(a)	5,052,461	218,569,463
Southwest Airlines Co.(a)	4,649,382	246,835,690
United Airlines Holdings Inc.(a)(b)	2,559,364	133,829,144
		767,309,980
Auto Components — 0.2%
Aptiv PLC(a)	2,127,536	334,725,239
BorgWarner Inc.	1,840,263	89,326,366
		424,051,605
Automobiles — 1.8%
Ford Motor Co.(a)	30,848,033	458,401,770
General Motors Co.(a)	10,036,244	593,844,558
Tesla Inc.(a)(b)	6,058,772	4,118,147,328
		5,170,393,656
Banks — 4.3%
Bank of America Corp.	59,285,497	2,444,341,041
Citigroup Inc.	16,250,629	1,149,732,002
Citizens Financial Group Inc.	3,292,904	151,045,506
Comerica Inc.	1,069,447	76,294,349
Fifth Third Bancorp.	5,532,727	211,516,153
First Republic Bank/CA	1,371,327	256,671,275
Huntington Bancshares Inc./OH	11,417,436	162,926,812
JPMorgan Chase & Co.	23,798,544	3,701,625,534
KeyCorp	7,690,029	158,799,099
M&T Bank Corp.	1,010,175	146,788,529
People’s United Financial Inc.	3,498,571	59,965,507
PNC Financial Services Group Inc. (The)	3,342,947	637,700,570
Regions Financial Corp.	7,434,004	150,018,201
SVB Financial Group(a)(b)	430,205	239,378,968
Truist Financial Corp.	10,592,702	587,894,961
U.S. Bancorp.	10,657,453	607,155,097
Wells Fargo & Co.	32,497,128	1,471,794,927
Zions Bancorp. NA	1,245,871	65,856,741
		12,279,505,272
Beverages — 1.4%
Brown-Forman Corp., Class B, NVS	1,432,406	107,344,505
Coca-Cola Co. (The)	30,507,648	1,650,768,833
Security	Shares	Value

Beverages (continued)
Constellation Brands Inc., Class A	1,323,056	$309,449,568
Molson Coors Beverage Co., Class B(a)	1,433,417	76,960,159
Monster Beverage Corp.(a)	2,920,459	266,783,930
PepsiCo Inc.	10,862,047	1,609,429,504
		4,020,736,499
Biotechnology — 1.8%
AbbVie Inc.	13,885,607	1,564,074,773
Alexion Pharmaceuticals Inc.(a)	1,742,629	320,138,374
Amgen Inc.	4,513,532	1,100,173,425
Biogen Inc.(a)	1,183,627	409,854,521
Gilead Sciences Inc.	9,829,404	676,852,759
Incyte Corp.(a)	1,494,864	125,762,908
Regeneron Pharmaceuticals Inc.(a)	820,390	458,220,631
Vertex Pharmaceuticals Inc.(a)	2,035,364	410,390,443
		5,065,467,834
Building Products — 0.5%
A O Smith Corp.	1,019,935	73,496,516
Allegion PLC	723,185	100,739,670
Carrier Global Corp.	6,377,837	309,962,878
Fortune Brands Home & Security Inc.	1,066,531	106,237,153
Johnson Controls International PLC	5,632,544	386,561,495
Masco Corp.	1,992,509	117,378,705
Trane Technologies PLC	1,890,861	348,183,145
		1,442,559,562
Capital Markets — 3.0%
Ameriprise Financial Inc.	906,555	225,623,408
Bank of New York Mellon Corp. (The)	6,356,072	325,621,569
BlackRock Inc.(c)	1,113,642	974,403,341
Cboe Global Markets Inc.	826,701	98,418,754
Charles Schwab Corp. (The)	11,791,487	858,538,169
CME Group Inc.	2,832,315	602,376,754
Franklin Resources Inc.	2,081,287	66,580,371
Goldman Sachs Group Inc. (The)	2,674,696	1,015,127,373
Intercontinental Exchange Inc.	4,429,987	525,839,457
Invesco Ltd.	2,965,875	79,277,839
MarketAxess Holdings Inc.	303,505	140,701,883
Moody’s Corp.	1,265,693	458,649,172
Morgan Stanley	11,701,998	1,072,956,197
MSCI Inc.	648,015	345,443,836
Nasdaq Inc.	893,072	157,002,058
Northern Trust Corp.	1,649,349	190,697,731
Raymond James Financial Inc.	959,900	124,691,010
S&P Global Inc.	1,897,441	778,804,658
State Street Corp.	2,715,447	223,426,979
T Rowe Price Group Inc.	1,774,232	351,244,709
		8,615,425,268
Chemicals — 1.8%
Air Products & Chemicals Inc.	1,747,697	502,777,473
Albemarle Corp.	926,608	156,096,384
Celanese Corp.	881,149	133,582,188
CF Industries Holdings Inc.	1,726,196	88,812,784
Corteva Inc.	5,768,880	255,849,828
Dow Inc.	5,885,204	372,415,709
DuPont de Nemours Inc.	4,183,570	323,850,154
Eastman Chemical Co.	1,073,707	125,355,292
Ecolab Inc.	1,966,982	405,139,283
FMC Corp.	990,718	107,195,688
International Flavors & Fragrances Inc.	1,939,925	289,824,795
Linde PLC	4,087,915	1,181,816,226

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	1,998,987	$205,635,793
Mosaic Co. (The)	2,635,652	84,103,655
PPG Industries Inc.	1,877,198	318,691,904
Sherwin-Williams Co. (The)	1,881,750	512,682,788
		5,063,829,944
Commercial Services & Supplies — 0.4%
Cintas Corp.	698,834	266,954,588
Copart Inc.(a)(b)	1,648,456	217,315,955
Republic Services Inc.	1,653,341	181,884,043
Rollins Inc.	1,808,305	61,844,031
Waste Management Inc.	3,038,154	425,675,757
		1,153,674,374
Communications Equipment — 0.8%
Arista Networks Inc.(a)(b)	436,682	158,214,255
Cisco Systems Inc.	33,172,521	1,758,143,613
F5 Networks Inc.(a)	466,836	87,139,608
Juniper Networks Inc.	2,483,762	67,930,891
Motorola Solutions Inc.	1,339,163	290,397,497
		2,361,825,864
Construction & Engineering — 0.0%
Quanta Services Inc.	1,100,949	99,712,951

Construction Materials — 0.1%
Martin Marietta Materials Inc.	490,332	172,503,701
Vulcan Materials Co.	1,043,052	181,564,062
		354,067,763
Consumer Finance — 0.7%
American Express Co.	5,108,782	844,124,050
Capital One Financial Corp.	3,549,497	549,071,691
Discover Financial Services	2,380,724	281,615,842
Synchrony Financial	4,249,618	206,191,465
		1,881,003,048
Containers & Packaging — 0.3%
Amcor PLC	12,013,673	137,676,693
Avery Dennison Corp.	641,847	134,941,913
Ball Corp.	2,610,817	211,528,393
International Paper Co.	3,080,705	188,878,023
Packaging Corp. of America	756,295	102,417,469
Sealed Air Corp.	1,161,283	68,806,018
Westrock Co.	2,087,836	111,114,632
		955,363,141
Distributors — 0.1%
Genuine Parts Co.	1,150,395	145,490,456
LKQ Corp.(a)(b)	2,227,734	109,649,067
Pool Corp.	320,964	147,213,348
		402,352,871
Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B(a)	14,900,798	4,141,229,780

Diversified Telecommunication Services — 1.2%
AT&T Inc.	56,132,940	1,615,506,013
Lumen Technologies Inc.	7,969,492	108,305,397
Verizon Communications Inc.	32,548,206	1,823,675,982
		3,547,487,392
Electric Utilities — 1.6%
Alliant Energy Corp.	1,966,646	109,660,181
American Electric Power Co. Inc.	3,928,913	332,346,751
Duke Energy Corp.	6,055,255	597,774,774
Edison International	2,979,523	172,276,020
Security	Shares	Value

Electric Utilities (continued)
Entergy Corp.	1,594,062	$158,927,981
Evergy Inc.	1,830,328	110,606,721
Eversource Energy	2,711,865	217,600,048
Exelon Corp.	7,730,398	342,533,935
FirstEnergy Corp.	4,219,049	156,990,813
NextEra Energy Inc.	15,420,402	1,130,007,058
NRG Energy Inc.	1,973,929	79,549,339
Pinnacle West Capital Corp.	905,287	74,206,375
PPL Corp.	5,958,139	166,649,148
Southern Co. (The)	8,322,691	503,606,032
Xcel Energy Inc.	4,194,169	276,311,854
		4,429,047,030
Electrical Equipment — 0.6%
AMETEK Inc.	1,831,931	244,562,788
Eaton Corp. PLC	3,146,682	466,275,339
Emerson Electric Co.	4,738,829	456,064,903
Generac Holdings Inc.(a)(b)	494,945	205,476,417
Rockwell Automation Inc.	905,293	258,931,904
		1,631,311,351
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	4,725,402	323,264,751
CDW Corp./DE	1,102,007	192,465,522
Corning Inc.	6,090,778	249,112,820
IPG Photonics Corp.(a)	294,397	62,050,056
Keysight Technologies Inc.(a)(b)	1,440,994	222,503,883
TE Connectivity Ltd.	2,605,603	352,303,582
Trimble Inc.(a)(b)	2,001,666	163,796,329
Zebra Technologies Corp., Class A(a)	425,647	225,375,830
		1,790,872,773
Energy Equipment & Services — 0.2%
Baker Hughes Co.	5,629,098	128,737,471
Halliburton Co.	7,067,848	163,408,646
NOV Inc.(a)	3,155,738	48,345,906
Schlumberger Ltd.	11,043,516	353,502,947
		693,994,970
Entertainment — 1.9%
Activision Blizzard Inc.	6,115,899	583,701,401
Electronic Arts Inc.	2,245,025	322,901,946
Live Nation Entertainment Inc.(a)(b)	1,134,702	99,388,548
Netflix Inc.(a)	3,485,927	1,841,301,501
Take-Two Interactive Software Inc.(a)(b)	913,523	161,711,841
Walt Disney Co. (The)(a)	14,284,277	2,510,747,368
		5,519,752,605
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities Inc.	1,078,458	196,214,648
American Tower Corp.	3,575,119	965,782,647
AvalonBay Communities Inc.	1,104,182	230,431,742
Boston Properties Inc.	1,129,965	129,482,689
Crown Castle International Corp.	3,397,772	662,905,317
Digital Realty Trust Inc.	2,225,862	334,903,196
Duke Realty Corp.	2,975,790	140,903,656
Equinix Inc.	704,256	565,235,866
Equity Residential	2,733,237	210,459,249
Essex Property Trust Inc.	503,975	151,197,540
Extra Space Storage Inc.	1,057,731	173,277,492
Federal Realty Investment Trust	559,677	65,577,354
Healthpeak Properties Inc.	4,180,190	139,158,525
Host Hotels & Resorts Inc.(a)	5,669,520	96,892,097
Iron Mountain Inc.	2,269,468	96,043,886

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	3,480,051	$72,559,063
Mid-America Apartment Communities Inc.	910,495	153,345,568
Prologis Inc.	5,828,001	696,620,960
Public Storage	1,200,132	360,867,691
Realty Income Corp.	2,900,592	193,585,510
Regency Centers Corp.	1,203,632	77,116,702
SBA Communications Corp.	852,468	271,681,552
Simon Property Group Inc.	2,601,035	339,383,047
UDR Inc.	2,281,395	111,742,727
Ventas Inc.	2,907,556	166,021,448
Vornado Realty Trust	1,280,019	59,738,487
Welltower Inc.	3,252,365	270,271,531
Weyerhaeuser Co.	5,943,880	204,588,350
		7,135,988,540
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	3,480,046	1,376,949,801
Kroger Co. (The)	5,923,259	226,920,052
Sysco Corp.	4,027,259	313,119,387
Walgreens Boots Alliance Inc.	5,685,141	299,095,268
Walmart Inc.	10,794,597	1,522,254,069
		3,738,338,577
Food Products — 0.9%
Archer-Daniels-Midland Co.	4,425,529	268,187,058
Campbell Soup Co.	1,553,963	70,845,173
Conagra Brands Inc.	3,728,048	135,626,386
General Mills Inc.	4,769,383	290,598,506
Hershey Co. (The)	1,161,098	202,240,050
Hormel Foods Corp.(b)	2,258,956	107,865,149
JM Smucker Co. (The)	842,369	109,145,751
Kellogg Co.	1,959,895	126,080,045
Kraft Heinz Co. (The)	5,036,968	205,407,555
Lamb Weston Holdings Inc.	1,122,775	90,563,032
McCormick & Co. Inc./MD, NVS	1,957,670	172,901,414
Mondelez International Inc., Class A	11,033,322	688,920,626
Tyson Foods Inc., Class A	2,315,232	170,771,512
		2,639,152,257
Gas Utilities — 0.0%
Atmos Energy Corp.	1,036,274	99,596,294

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	13,968,925	1,619,417,475
ABIOMED Inc.(a)(b)	360,398	112,483,820
Align Technology Inc.(a)	562,303	343,567,133
Baxter International Inc.	3,978,895	320,301,047
Becton Dickinson and Co.	2,294,085	557,898,531
Boston Scientific Corp.(a)	11,170,856	477,665,803
Cooper Companies Inc. (The)(b)	389,800	154,466,046
Danaher Corp.	4,990,787	1,339,327,599
DENTSPLY SIRONA Inc.	1,676,793	106,073,925
Dexcom Inc.(a)(b)	760,279	324,639,133
Edwards Lifesciences Corp.(a)	4,878,000	505,214,460
Hologic Inc.(a)	2,044,144	136,385,288
IDEXX Laboratories Inc.(a)(b)	673,262	425,198,616
Intuitive Surgical Inc.(a)	930,934	856,124,144
Medtronic PLC	10,589,201	1,314,437,520
ResMed Inc.	1,153,673	284,403,468
STERIS PLC	766,930	158,217,659
Stryker Corp.	2,578,569	669,731,726
Teleflex Inc.	370,443	148,840,293
West Pharmaceutical Services Inc.	574,065	206,146,742
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings Inc.	1,650,516	$265,435,983
		10,325,976,411
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	1,176,879	134,740,877
Anthem Inc.	1,921,916	733,787,529
Cardinal Health Inc.	2,252,396	128,589,288
Centene Corp.(a)(b)	4,580,362	334,045,801
Cigna Corp.	2,697,731	639,551,088
CVS Health Corp.	10,350,536	863,648,724
DaVita Inc.(a)	534,476	64,366,945
HCA Healthcare Inc.	2,065,446	427,010,306
Henry Schein Inc.(a)	1,082,897	80,340,128
Humana Inc.	1,015,100	449,405,072
Laboratory Corp. of America Holdings(a)	766,786	211,517,918
McKesson Corp.	1,237,929	236,741,542
Quest Diagnostics Inc.	1,018,052	134,352,322
UnitedHealth Group Inc.	7,423,109	2,972,509,768
Universal Health Services Inc., Class B	621,217	90,964,805
		7,501,572,113
Health Care Technology — 0.1%
Cerner Corp.	2,368,881	185,151,739

Hotels, Restaurants & Leisure — 2.0%
Booking Holdings Inc.(a)(b)	323,018	706,792,456
Caesars Entertainment Inc.(a)(b)	1,640,768	170,229,680
Carnival Corp.(a)	6,188,068	163,117,472
Chipotle Mexican Grill Inc.(a)(b)	222,649	345,181,651
Darden Restaurants Inc.	1,042,045	152,128,149
Domino’s Pizza Inc.	308,159	143,753,092
Expedia Group Inc.(a)	1,112,023	182,049,285
Hilton Worldwide Holdings Inc.(a)	2,207,443	266,261,775
Las Vegas Sands Corp.(a)	2,583,748	136,137,682
Marriott International Inc./MD, Class A(a)	2,114,296	288,643,690
McDonald’s Corp.	5,866,239	1,355,042,547
MGM Resorts International(b)	3,183,969	135,796,278
Norwegian Cruise Line Holdings Ltd.(a)(b)	2,952,014	86,818,732
Penn National Gaming Inc.(a)(b)	1,135,091	86,823,111
Royal Caribbean Cruises Ltd.(a)	1,692,573	144,342,625
Starbucks Corp.	9,263,508	1,035,752,829
Wynn Resorts Ltd.(a)	839,143	102,627,189
Yum! Brands Inc.	2,336,119	268,723,769
		5,770,222,012
Household Durables — 0.4%
DR Horton Inc.	2,579,095	233,072,815
Garmin Ltd.	1,193,581	172,639,556
Leggett & Platt Inc.	1,010,168	52,336,804
Lennar Corp., Class A	2,171,669	215,755,315
Mohawk Industries Inc.(a)(b)	471,779	90,671,206
Newell Brands Inc.	3,050,879	83,807,646
NVR Inc.(a)	26,346	131,026,562
PulteGroup Inc.	2,031,618	110,865,395
Whirlpool Corp.	484,256	105,577,493
		1,195,752,792
Household Products — 1.3%
Church & Dwight Co. Inc.	1,897,489	161,704,013
Clorox Co. (The)	966,873	173,950,122
Colgate-Palmolive Co.	6,651,192	541,074,469
Kimberly-Clark Corp.	2,662,912	356,244,367

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	19,247,412	$2,597,053,301
		3,830,026,272
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	5,328,960	138,925,987

Industrial Conglomerates — 1.2%
3M Co.	4,562,698	906,288,704
General Electric Co.	69,085,637	929,892,674
Honeywell International Inc.	5,464,023	1,198,533,445
Roper Technologies Inc.	830,565	390,531,663
		3,425,246,486
Insurance — 1.9%
Aflac Inc.	4,969,340	266,654,784
Allstate Corp. (The)	2,353,331	306,968,496
American International Group Inc.	6,731,947	320,440,677
Aon PLC, Class A	1,780,372	425,081,619
Arthur J Gallagher & Co.	1,609,408	225,445,873
Assurant Inc.	476,163	74,367,137
Chubb Ltd.	3,540,375	562,707,203
Cincinnati Financial Corp.	1,155,589	134,764,789
Everest Re Group Ltd.	307,286	77,439,145
Globe Life Inc.	727,976	69,339,714
Hartford Financial Services Group Inc. (The)	2,837,398	175,833,554
Lincoln National Corp.	1,390,342	87,369,091
Loews Corp.	1,730,620	94,578,383
Marsh & McLennan Companies Inc.	4,001,845	562,979,555
MetLife Inc.	5,835,704	349,266,885
Principal Financial Group Inc.	1,953,344	123,431,807
Progressive Corp. (The)	4,613,382	453,080,246
Prudential Financial Inc.	3,074,700	315,064,509
Travelers Companies Inc. (The)	1,965,973	294,325,818
Unum Group	1,603,831	45,548,800
W R Berkley Corp.	1,124,896	83,726,009
Willis Towers Watson PLC	1,003,398	230,801,608
		5,279,215,702
Interactive Media & Services — 6.4%
Alphabet Inc., Class A(a)	2,364,400	5,773,368,276
Alphabet Inc., Class C, NVS(a)	2,238,638	5,610,743,192
Facebook Inc., Class A(a)(b)	18,837,138	6,549,861,254
Twitter Inc.(a)(b)	6,309,084	434,128,070
		18,368,100,792
Internet & Direct Marketing Retail — 4.3%
Amazon.com Inc.(a)	3,370,141	11,593,824,262
eBay Inc.	5,092,334	357,532,770
Etsy Inc.(a)(b)	1,002,340	206,321,666
		12,157,678,698
IT Services — 5.1%
Accenture PLC, Class A	4,997,301	1,473,154,362
Akamai Technologies Inc.(a)(b)	1,281,785	149,456,131
Automatic Data Processing Inc.	3,339,901	663,371,137
Broadridge Financial Solutions Inc.	921,009	148,770,584
Cognizant Technology Solutions Corp., Class A	4,137,192	286,541,918
DXC Technology Co.(a)(b)	1,943,443	75,677,670
Fidelity National Information Services Inc.	4,875,258	690,677,801
Fiserv Inc.(a)(b)	4,704,148	502,826,380
FleetCor Technologies Inc.(a)	661,284	169,328,381
Gartner Inc.(a)(b)	676,717	163,900,857
Global Payments Inc.	2,325,961	436,210,726
International Business Machines Corp.	7,024,661	1,029,745,056
Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	581,333	$95,053,759
Mastercard Inc., Class A	6,877,944	2,511,068,575
Paychex Inc.	2,502,448	268,512,670
PayPal Holdings Inc.(a)	9,235,426	2,691,941,970
VeriSign Inc.(a)	789,713	179,809,753
Visa Inc., Class A(b)	13,293,769	3,108,349,068
Western Union Co. (The)	3,298,618	75,769,255
		14,720,166,053
Leisure Products — 0.0%
Hasbro Inc.	1,030,092	97,364,296

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	2,369,057	350,170,315
Bio-Rad Laboratories Inc., Class A(a)	173,114	111,535,619
Charles River Laboratories International Inc.(a)	398,385	147,370,579
Illumina Inc.(a)(b)	1,152,453	545,352,284
IQVIA Holdings Inc.(a)	1,507,667	365,337,868
Mettler-Toledo International Inc.(a)	182,357	252,626,446
PerkinElmer Inc.	869,003	134,182,753
Thermo Fisher Scientific Inc.	3,089,308	1,558,463,207
Waters Corp.(a)(b)	478,173	165,261,371
		3,630,300,442
Machinery — 1.7%
Caterpillar Inc.	4,306,567	937,238,176
Cummins Inc.	1,149,412	280,238,140
Deere & Co.	2,448,500	863,610,435
Dover Corp.	1,114,837	167,894,452
Fortive Corp.	2,695,643	187,994,143
IDEX Corp.	606,495	133,459,225
Illinois Tool Works Inc.	2,248,565	502,689,191
Ingersoll Rand Inc.(a)(b)	2,970,785	145,004,016
Otis Worldwide Corp.	3,167,612	259,015,633
PACCAR Inc.	2,741,481	244,677,179
Parker-Hannifin Corp.	1,013,967	311,399,405
Pentair PLC.	1,274,116	85,990,089
Snap-on Inc.	425,113	94,982,998
Stanley Black & Decker Inc.	1,280,809	262,553,037
Westinghouse Air Brake Technologies Corp.	1,396,521	114,933,678
Xylem Inc./NY	1,394,537	167,288,659
		4,758,968,456
Media — 1.3%
Charter Communications Inc., Class A(a)(b)	1,082,769	781,163,695
Comcast Corp., Class A	36,044,934	2,055,282,137
Discovery Inc., Class A(a)(b)	1,390,749	42,668,179
Discovery Inc., Class C, NVS(a)	2,379,489	68,957,591
DISH Network Corp., Class A(a)(b)	1,953,331	81,649,236
Fox Corp., Class A, NVS.	2,522,618	93,664,806
Fox Corp., Class B	1,154,436	40,636,147
Interpublic Group of Companies Inc. (The).	3,126,394	101,576,541
News Corp., Class A, NVS.	3,005,227	77,444,700
News Corp., Class B	1,010,730	24,611,276
Omnicom Group Inc.	1,659,260	132,724,207
ViacomCBS Inc., Class B, NVS	4,760,970	215,195,844
		3,715,574,359
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	11,521,615	427,567,133
Newmont Corp.	6,300,156	399,303,887
Nucor Corp.	2,376,764	228,002,971
		1,054,873,991

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 0.8%
Ameren Corp.	2,029,403	$162,433,416
CenterPoint Energy Inc.	4,563,719	111,902,390
CMS Energy Corp.	2,234,799	132,031,925
Consolidated Edison Inc.	2,716,964	194,860,658
Dominion Energy Inc.	6,346,595	466,918,994
DTE Energy Co.	1,522,133	197,268,437
NiSource Inc.	2,987,030	73,182,235
Public Service Enterprise Group Inc.	3,985,553	238,096,936
Sempra Energy	2,493,388	330,324,042
WEC Energy Group Inc.	2,454,288	218,308,918
		2,125,327,951
Multiline Retail — 0.5%
Dollar General Corp.	1,856,985	401,832,984
Dollar Tree Inc.(a)(b)	1,823,566	181,444,817
Target Corp.	3,889,399	940,223,314
		1,523,501,115
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	2,972,134	64,287,258
Cabot Oil & Gas Corp.	3,016,214	52,663,096
Chevron Corp.	15,194,880	1,591,511,731
ConocoPhillips	10,596,159	645,306,083
Devon Energy Corp.	4,753,412	138,752,096
Diamondback Energy Inc.	1,423,085	133,613,451
EOG Resources Inc.	4,607,608	384,458,812
Exxon Mobil Corp.	33,283,052	2,099,494,920
Hess Corp.	2,171,745	189,636,773
Kinder Morgan Inc.	15,186,335	276,846,887
Marathon Oil Corp.	6,012,361	81,888,357
Marathon Petroleum Corp.	5,009,037	302,646,016
Occidental Petroleum Corp.	6,639,385	207,613,569
ONEOK Inc.	3,543,701	197,171,524
Phillips 66	3,440,399	295,255,042
Pioneer Natural Resources Co.	1,821,997	296,110,953
Valero Energy Corp.	3,242,876	253,203,758
Williams Companies Inc. (The)	9,457,062	251,084,996
		7,461,545,322
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,823,102	579,892,284

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	17,597,967	1,175,896,155
Catalent Inc.(a)	1,339,282	144,803,170
Eli Lilly & Co.	6,257,885	1,436,309,765
Johnson & Johnson	20,703,118	3,410,631,659
Merck & Co. Inc.	19,906,423	1,548,122,517
Organon & Co.(a)	1,912,614	57,875,700
Perrigo Co. PLC.	1,094,185	50,168,382
Pfizer Inc.	44,007,707	1,723,341,806
Viatris Inc.	9,645,016	137,827,279
Zoetis Inc.	3,742,672	697,484,354
		10,382,460,787
Professional Services — 0.4%
Equifax Inc.	956,836	229,171,790
IHS Markit Ltd.	2,961,786	333,674,811
Jacobs Engineering Group Inc.	1,004,749	134,053,611
Leidos Holdings Inc.	1,029,177	104,049,795
Nielsen Holdings PLC	2,724,131	67,204,312
Robert Half International Inc.	912,767	81,208,880
Security	Shares	Value

Professional Services (continued)
Verisk Analytics Inc.	1,285,785	$224,652,355
		1,174,015,554
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	2,657,501	227,827,561

Road & Rail — 1.0%
CSX Corp.	17,814,459	571,487,845
JB Hunt Transport Services Inc.	643,008	104,778,153
Kansas City Southern	706,078	200,081,323
Norfolk Southern Corp.	1,960,619	520,367,889
Old Dominion Freight Line Inc.	746,011	189,337,592
Union Pacific Corp.	5,222,588	1,148,603,779
		2,734,656,581
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices Inc.(a)(b)	9,552,200	897,238,146
Analog Devices Inc.	2,898,956	499,084,265
Applied Materials Inc.	7,227,466	1,029,191,158
Broadcom Inc.	3,209,971	1,530,642,572
Enphase Energy Inc.(a)(b)	1,066,832	195,902,360
Intel Corp.	31,745,773	1,782,207,696
KLA Corp.	1,199,028	388,736,868
Lam Research Corp.	1,121,090	729,493,263
Maxim Integrated Products Inc.	2,132,624	224,693,265
Microchip Technology Inc.	2,150,435	322,006,137
Micron Technology Inc.(a)	8,817,457	749,307,496
Monolithic Power Systems Inc.	341,027	127,356,533
NVIDIA Corp.	4,897,874	3,918,788,987
NXP Semiconductors NV	2,168,137	446,029,144
Qorvo Inc.(a)(b)	883,808	172,917,035
QUALCOMM Inc.	8,868,061	1,267,511,959
Skyworks Solutions Inc.	1,310,015	251,195,376
Teradyne Inc.(b)	1,291,991	173,075,114
Texas Instruments Inc.	7,260,520	1,396,197,996
Xilinx Inc.	1,952,262	282,375,176
		16,383,950,546
Software — 8.8%
Adobe Inc.(a)(b)	3,755,101	2,199,137,350
ANSYS Inc.(a)(b)	687,595	238,636,721
Autodesk Inc.(a)	1,732,134	505,609,914
Cadence Design Systems Inc.(a)	2,175,191	297,609,633
Citrix Systems Inc.	997,610	116,989,725
Fortinet Inc.(a)(b)	1,071,240	255,158,656
Intuit Inc.	2,148,235	1,053,000,350
Microsoft Corp.	59,211,409	16,040,370,698
NortonLifeLock Inc.	4,478,575	121,906,811
Oracle Corp.	14,281,880	1,111,701,539
Paycom Software Inc.(a)(b)	389,575	141,598,825
PTC Inc.(a)(b)	845,258	119,401,145
salesforce.com Inc.(a)	7,279,987	1,778,282,424
ServiceNow Inc.(a)	1,552,289	853,060,420
Synopsys Inc.(a)(b)	1,201,516	331,366,098
Tyler Technologies Inc.(a)(b)	322,246	145,774,423
		25,309,604,732
Specialty Retail — 2.2%
Advance Auto Parts Inc.	513,977	105,437,242
AutoZone Inc.(a)	169,972	253,635,618
Best Buy Co. Inc.	1,752,551	201,508,314
CarMax Inc.(a)(b)	1,299,224	167,794,779
Gap Inc. (The)	1,706,012	57,407,304

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	8,359,076	$2,665,625,746
L Brands Inc.	1,842,008	132,735,096
Lowe’s Companies Inc.	5,557,396	1,077,968,102
O’Reilly Automotive Inc.(a)	547,924	310,240,048
Ross Stores Inc.	2,804,603	347,770,772
TJX Companies Inc. (The)	9,481,239	639,225,133
Tractor Supply Co.	901,828	167,794,118
Ulta Beauty Inc.(a)(b)	430,493	148,851,565
		6,275,993,837
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	123,322,437	16,890,240,971
Hewlett Packard Enterprise Co.	10,307,579	150,284,502
HP Inc.	9,443,973	285,113,545
NetApp Inc.	1,772,265	145,006,722
Seagate Technology Holdings PLC.	1,552,185	136,483,627
Western Digital Corp.(a)	2,431,305	173,035,977
		17,780,165,344
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	2,865,358	53,496,234
Nike Inc., Class B	10,023,394	1,548,514,139
PVH Corp.(a)(b)	542,420	58,358,968
Ralph Lauren Corp.	396,738	46,739,704
Tapestry Inc.(a)	2,249,761	97,819,608
Under Armour Inc., Class A(a)(b)	1,370,014	28,975,796
Under Armour Inc., Class C, NVS(a)(b)	1,532,888	28,465,730
VF Corp.	2,528,549	207,442,160
		2,069,812,339
Tobacco — 0.7%
Altria Group Inc.	14,545,022	693,506,649
Philip Morris International Inc.	12,252,838	1,214,378,774
		1,907,885,423
Trading Companies & Distributors — 0.2%
Fastenal Co.	4,539,389	236,048,228

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)(b)	568,311	$181,296,892
WW Grainger Inc.	338,165	148,116,270
		565,461,390
Water Utilities — 0.1%
American Water Works Co. Inc.	1,432,229	220,749,456

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)(b)	4,607,992	667,375,481

Total Common Stocks — 99.8%
(Cost: $210,919,120,222)		285,616,072,569

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	795,028,363	795,505,380
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	453,770,000	453,770,000
		1,249,275,380
Total Short-Term Investments — 0.4%
(Cost: $1,248,379,132)		1,249,275,380

Total Investments in Securities — 100.2%
(Cost: $212,167,499,354)		286,865,347,949

Other Assets, Less Liabilities — (0.2)%		(602,028,292)

Net Assets — 100.0%		$286,263,319,657

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. (c) Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,546,440,574	$—		$(750,950,203	)(a)	$96,259	$(81,250)	$795,505,380	795,028,363	$495,935	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	211,170,000	242,600,000	(a)	—		—	—	453,770,000	453,770,000	11,614		—
BlackRock Inc.	834,197,931	48,893,239		(43,454,140)		20,201,801	114,564,510	974,403,341	1,113,642	4,606,296		—
						$20,298,060	$114,483,260	$2,223,678,721		$5,113,845		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
June 30, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2,995	09/17/21	$642,218	$8,382,594

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$285,616,072,569	$—	$—	$285,616,072,569
Money Market Funds	1,249,275,380	—	—	1,249,275,380
	$286,865,347,949	$—	$—	$286,865,347,949
Derivative financial instruments(a)
Assets
Futures Contracts	$8,382,594	$—	$—	$8,382,594

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares